Van Kampen Funds Inc.
                                522 Fifth Avenue
                            New York, New York 10036


                                  May 23, 2008


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 687 (the "Fund")

                       (File No. 333-148919) (CIK 1369522)


Ladies/Gentlemen:

     In connection with the response to the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund, we acknowledge that:

          1. The Fund is responsible for the adequacy and accuracy of the disclosure in such Registration Statement;

          2. Staff comments or changes to disclosure in response to staff comments in such Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

          3. The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                               Very truly yours,

                                              VAN KAMPEN UNIT TRUSTS, SERIES 687

                                            By: VAN KAMPEN FUNDS INC., DEPOSITOR

                                                          By /s/ JOHN F. TIERNEY
                                                 -------------------------------
                                                                 John F. Tierney
                                                              Executive Director